Related Party Transactions - Narrative (Details)				1 Months Ended	6 Months Ended
	Oct. 20, 2021 USD ($)	Sep. 20, 2021 USD ($)	Jan. 18, 2019 shares	May 31, 2020 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 shares	Oct. 12, 2018 USD ($) shares
Related Party Transaction [Line Items]
Investment in Scorpio Tankers								$ 100,000,000
Shares of common stock of Scorpio Tankers | shares			5,400,000		2,160,000
Reverse stock split conversion ratio			10
Shares of Scorpio Tankers sold | shares				2,250,000
Aggregate net proceeds				$ 42,700,000	$ 0	$ 63,377,000
Common shares of the Company (in shares) | shares					40,738,704		39,741,204
Scorpio Tankers Inc.
Related Party Transaction [Line Items]
Ownership percentage in Scorpio Tankers								10.90%
Seajacks International Limited
Related Party Transaction [Line Items]
Common shares of the Company (in shares) | shares					6,800,000
Kamsarmax | Customer concentration risk | Vessel revenue
Related Party Transaction [Line Items]
Customer concentration risk						33.00%
Scorpio Ultramax Pool | Customer concentration risk | Vessel revenue
Related Party Transaction [Line Items]
Customer concentration risk						53.00%
SSM
Related Party Transaction [Line Items]
Related party transaction, fee paid for technical advice and services	$ 671,200
Monthly amount due to related party					$ 41,667
Scorpio Tankers Inc.
Related Party Transaction [Line Items]
Investment in Scorpio Tankers								$ 100,000,000
Shares of common stock of Scorpio Tankers | shares			5,400,000					54,100,000
Amount of public offering by Scorpio Tankers								$ 337,000,000
Seajacks International Limited
Related Party Transaction [Line Items]
Subordinated notes issued		$ 70,700,000
Subordinated, non-amortizing debt assumed		$ 87,700,000
Seajacks International Limited | Through November 2021
Related Party Transaction [Line Items]
Percentage fee paid related to outstanding balance of assumed subordinated notes		0.003
Seajacks International Limited | After November 2021
Related Party Transaction [Line Items]
Percentage fee paid related to outstanding balance of assumed subordinated notes		0.050
Seajacks International Limited | Bears interest until December 31, 2021
Related Party Transaction [Line Items]
Interest rate		5.50%
Seajacks International Limited | Bears interest after December 31, 2021
Related Party Transaction [Line Items]
Interest rate		8.00%